Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,248,119	$ 1,200,507	$ 1,220,035
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	922,367	943,381	946,870
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	147,255	149,581	157,835
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 178,497	$ 107,545	$ 115,330